Employee Benefits	4 Months Ended
Sep. 30, 2018
Successor [Member]
Employee Benefits

11.	Employee benefits

Benefit plans

The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the condensed consolidated statement of operations. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits. The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the condensed consolidated statement of operations as incurred.

The components of the net periodic benefit cost were as follows (in thousands):

	Successor (NESR)		Predecessor (NPS)
	2018		2018	2017
	July 1, to September 30	June 7 to September 30	January 1 to June 6	July 1, to September 30	January 1 to September 30

Service Cost	$964	$1,153	$866	$397	$1,379
Interest Cost	178	208	168	100	302
Gain or loss component	81	70	375	202	608
Total net periodic benefit cost	$1,223	$1,431	$1,409	$699	$2,289

Employer contributions

The Company made contributions to its benefit plans of $0.7 million, $0.9 million, $0.7 million, $0.1 million and $1.0 million during the Successor Quarter, Successor Period, Predecessor Period, 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively. The scheme of the Company is unfunded.